Acquisitions, Dispositions, and Deconsolidations - Business Acquisition, Pro Forma Information (Details) - KMG America $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Net revenue	$ 1,912.1
Net income from operations	249.7
Net income attributable to HC2 Holdings, Inc.	$ 203.1